VESSELS AND EQUIPMENT, NET (Details) $ in Millions	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Vessels and equipment pledged as collateral	$ 1,402.6	$ 1,449.1
Number of vessels with carrying value in excess of market value | vessel	6
Drydocking
Property, Plant and Equipment [Line Items]
Cost	$ 65.1	88.5
Accumulated depreciation	23.8	49.6
Mooring Equipment
Property, Plant and Equipment [Line Items]
Cost	37.8	37.8
Accumulated depreciation	$ 23.6	$ 20.1